OTHER FINANCIAL ITEMS, NET OTHER FINANCIAL ITEMS, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component of Other Income (Expense), Nonoperating [Line Items]
Amortization of deferred charges	$ 6,308	$ 3,554	$ 5,828
Write-off of deferred charges	1,100
Commitment fees	1,694	$ 147	2,101
Performance guarantee fee	300
Golar Partners Operating Credit Facility
Component of Other Income (Expense), Nonoperating [Line Items]
Commitment fee amount	400		1,200
Golar Freeze
Component of Other Income (Expense), Nonoperating [Line Items]
Write-off of deferred charges	$ 1,200
Golar Winter and Golar Grand
Component of Other Income (Expense), Nonoperating [Line Items]
Write-off of deferred charges			$ 2,700